ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 28, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
LHA Market State Tactical Q ETF (S000075031)
(the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 28, 2022, and filed electronically as Post-Effective Amendment No. 784 to the Trust’s Registration Statement on Form N‑1A on January 28, 2022.

If you have any questions or require further information, please contact me at (248) 881-7509‑ or isabella.zoller@usbank.com.

Sincerely,

/s/ Isabella K. Zoller
Isabella K. Zoller
Secretary